Exhibit 99.1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
2016-6		HUD	1,481	301,542,495.74	100.00%	-	-	0.00%	2	357322.28	0.12%	7	1,551,165.69	0.51%	-	-	0.00%	2	892,910.29	0.30%	-	-	0.00%
2016-10		Citi/Ophyrs	929	85,892,863.68	100.00%	1	101,314.97	0.12%	-	-	0.00%	1	101,314.97	0.12%	-	-	0.00%	-	-	0.00%	-	-	0.00%
2016-12		BofA	1,393	245,422,991.75	100.00%	1	98,187.24	0.04%	-	-	0.00%	2	121,878.60	0.05%	-	-	0.00%	-	-	0.00%	1	124,000.00	0.05%
2017-1		BANA	1,425	220,530,700.50	100.00%	2	291,762.65	0.13%	-	-	0.00%	2	385,982.10	0.18%	-	-	0.00%	-	-	0.00%	1	185,585.36	0.08%
2017-9		HSBC	291	35,914,485.96	100.00%	4	435,464.95	1.21%	4	435464.95	1.21%	-	-	0.00%	-	-	0.00%	-	-	0.00%	-	-	0.00%
Total			5,519	889,303,537.63	100.00%	8	926,729.81	0.10%	6	792,787.23	0.09%	12	2,160,341.36	0.24%	0	0.00	0.00%	2	892,910.29	0.10%	2	309,585.36	0.03%